Cover	Jun. 10, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 10, 2025
Entity Registrant Name	Fortrea Holdings Inc.
City Area Code	8 Moore Drive
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41704
Entity Tax Identification Number	92-2796441
Entity Address, City or Town	Durham,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27709
City Area Code	877
Local Phone Number	495-0816
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001965040
Amendment Flag	false
Preferred Class A
Cover [Abstract]
Title of 12(b) Security	Rights to Purchase Series A Preferred Stock, par value $0.001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Entity Listings [Line Items]
Title of 12(b) Security	Rights to Purchase Series A Preferred Stock, par value $0.001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Common Class A
Cover [Abstract]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	FTRE
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	FTRE
Security Exchange Name	NASDAQ